Cash and Cash Equivalents (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances			$ 54,712			$ 48,572
Cash equivalents			53,268			91,262
Cash and cash equivalents	$ 5,997		$ 107,980	$ 7,766		$ 139,834	$ 165,112	$ 83,439

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4